Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001946573
Registrant Name	Nakamoto Inc.
Registration File Number	333-294958
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES